Document and Entity Information	0 Months Ended
Aug. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2013
Registrant Name	BARRETT OPPORTUNITY FUND, INC.
Central Index Key	0000277585
Amendment Flag	false
Document Creation Date	Dec. 16, 2013
Document Effective Date	Dec. 27, 2013
Prospectus Date	Dec. 27, 2013
BARRETT OPPORTUNITY FUND, INC. | Class O
Risk/Return:
Trading Symbol	SAOPX